Common Stock - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Nov. 30, 2021	Dec. 31, 2022	Apr. 08, 2021
Class of Stock [Line Items]
Sale of stock, number of shares (in shares)	6,325
Sale of stock, price per share (in USD per share)	$ 74.00
Net proceeds from sale of stock	$ 452,300,000
Sale of stock, underwriters' discount	$ 15,800,000
Shares registered and available for issuance (in shares)			3,300
Restricted Stock/Unit Plan and Management Incentive Plan
Class of Stock [Line Items]
Common stock issued (in shares)			230
Dividend Reinvestment and Stock Purchase Plan
Class of Stock [Line Items]
Common stock issued (in shares)			142
Common stock issued, amount			$ 10,500,000
Term Loan Facility due December 30, 2022 | Loans Payable
Class of Stock [Line Items]
Debt instrument, term		364 days
Equity Shelf Program
Class of Stock [Line Items]
Sale of stock, amount of common stock offered for sale (up to)				$ 500,000,000
Sale of stock, amount of common stock available for sale			$ 342,000,000